Label	Element	Value
PF International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PF International Small-Cap Fund – At a meeting held on September 15, 2021, the Board of Trustees (the “Board”) of Pacific Funds Series Trust (“Pacific Funds”), including a majority of the Independent Trustees, approved FIAM LLC (“FIAM”) to serve as the sub-adviser of the PF International Small-Cap Fund effective November 1, 2021, replacing Franklin Advisers, Inc. As a result, all references to Franklin Advisers, Inc. will be deleted in their entirety effective November 1, 2021. In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by FIAM. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may begin this transitioning prior to November 1, 2021.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PF International Small-Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	PF International Small-Cap Fund – The following changes are effective as of November 1, 2021: The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2022
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Within the Examples subsection, the second sentence of the first paragraph will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period.

The table in the Examples subsection will be deleted and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Fund, the sub-adviser generally defines small market capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small Cap Index or the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index. As of June 30, 2021, the MSCI EAFE Small Cap Index capitalization range was approximately $49 million to $10.5 billion. As of June 30, 2021, the MSCI ACWI (All Country World Index) ex USA

Small Cap Index capitalization range was approximately $17 million to $10.6 billion. As of June 30, 2021, the weighted average market capitalization of the Fund was approximately $3.4 billion.

The Fund normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Fund normally invests primarily in common stocks. The Fund normally allocates its investments across different countries and regions. The sub-adviser anticipates that the Fund will have a focus in and risk exposure to the largest country constituents of the benchmark, such as Japan. These constituents may change over time.

In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection, Derivatives Risk, Leverage Risk and Models and Data Risk will be deleted. Emerging Markets Risk will be added after Equity Securities Risk. The existing Foreign Markets Risk disclosure will be deleted and replaced with the new Foreign Markets Risk disclosure below. Japan Risk will be added after Geographic Focus Risk.

●	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

●	Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, social, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

●	Japan Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving Japan, the Fund may be impacted by social, economic and political conditions impacting Japan, including governmental policies, currency fluctuations, international relationships, public health risks, natural disasters and other risks.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the following will be added after the first sentence of the first paragraph:

The Average Annual Total Returns table includes both the broad-based market index the sub-adviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser to more accurately reflect the sub-adviser’s investment strategy and approach. Prior to November 1, 2021, the index for the Fund was the S&P Developed Ex-U.S. SmallCap Index.

In the Performance subsection, the third and fourth paragraphs will be deleted and replaced with the following:

FIAM LLC began managing the Fund on November 1, 2021, and some investment policies changed at that time. Other firms managed the Fund before that date.

In the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The benchmark index was changed in connection with the Fund’s change in sub-adviser to more accurately reflect the sub-adviser’s investment strategy and approach. Prior to November 1, 2021, the index for the Fund was the S&P Developed Ex-U.S. SmallCap Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
PF International Small-Cap Fund | S&P Developed Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date) (former index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
PF International Small-Cap Fund | MCSI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date) (current index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
PF International Small-Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	402
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	715
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,601
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2015
PF International Small-Cap Fund | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
PF International Small-Cap Fund | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%

[1]	The investment adviser has agreed to waive 0.015% of its management fee through 7/31/2023. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.25% through 7/31/2022. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.